RELATED PARTY TRANSACTIONS - Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Salaries	$ 410	$ 432	$ 431
Directors' fees	36	36	36
Share-based payments	60	53	88
Key management personnel compensation	$ 506	$ 521	$ 555